Capital management (Tables)	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	January 31 2022	October 31 2021
Capital (1)
CET1 capital	$77,080	$75,583
Tier 1 capital	84,493	82,246
Total capital	94,502	92,026
Risk-weighted assets (RWA) used in calculation of capital ratios (1)
Credit risk	$452,697	$444,142
Market risk	41,812	34,806
Operational risk	74,776	73,593
Total RWA	$569,285	$552,541
Capital ratios and Leverage ratio (1)
CET1 ratio	13.5%	13.7%
Tier 1 capital ratio	14.8%	14.9%
Total capital ratio	16.6%	16.7%
Leverage ratio	4.8%	4.9%
Leverage ratio exposure (billions)	$1,761	$1,662

TLAC available and ratios (2), (3)
TLAC available	$150,136	n.a.
TLAC ratio	26.4%	n.a.
TLAC leverage ratio	8.5%	n.a.

(1)
Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline as updated in accordance with the regulatory guidance issued by OSFI in response to the COVID-19 pandemic. Both the CAR guideline and LR guideline are based on the Basel III framework.

(2)
Effective November 1, 2021, OSFI requires Canadian Domestic Systemically Important Banks (D-SIBs) to meet minimum risk-based TLAC ratio and TLAC leverage ratio requirements which are calculated using OSFI’s Total Loss Absorbing Capacity (TLAC) guideline.

(3)
The TLAC standard is applied at the resolution entity level which for us is deemed to be Royal Bank of Canada and its subsidiaries. A resolution entity and its subsidiaries are collectively called a resolution group. Both the TLAC ratio and TLAC leverage ratio are calculated using the TLAC available as percentage of total RWA and leverage exposure, respectively.

n.a.	not applicable